Share-based Awards	9 Months Ended
Sep. 30, 2012
Share-based Awards
7. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at September 30, 2012 is eight years.

The following table summarizes option activity for the nine months ended September 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	829,823	$21.93	$9.56
Exercised	(410,071)	$12.76	$5.51
Forfeited	(458,006)	$24.94	$9.67

Outstanding at September 30, 2012	4,864,564	$22.36	$8.94	4.69

Exercisable at September 30, 2012	2,708,837	$22.41	$8.80	3.36

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $8.03 per option.  The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2012, was 2,708,837.  Fully vested share options at September 30, 2012 have an average remaining contractual term of 3.4 years, an average exercise price of $22.41 and a total intrinsic value of $11.7 million. The total intrinsic value of options exercised during the nine months ended September 30, 2012, was $4.8 million (September 30, 2011: $1.5 million).

The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	829,823	$21.93	$9.56
Vested	(935,114)	$24.30	$9.16
Forfeited	(273,292)	$23.55	$9.06

Non vested outstanding at September 30, 2012	2,155,727	$22.31	$9.11

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the period ended September 30, 2012 and September 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	September 30,	September 30,
	2012	2011

Weighted average fair value	$10.26	$8.53
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.69%	1.5%-2.3%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan. Restricted Share Units (“RSU’s”) typically vest over periods ranging from one to three years. The Company issues new ordinary shares on the date of vesting of the RSU.

The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the nine months ended September 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	244,000	$20.87
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at September 30, 2012	459,000	$19.74	2.14

The fair value of RSU’s vested for the nine months ended September 30, 2012 totaled $0.0 million (2011: $0.1 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the nine months ended September 30, 2012 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,643	$1,222	$4,526	$3,502
Selling, general and administrative	1,338	996	3,688	2,853
Restructuring and other non-recurring items (note 4)	-	-	620	-

	$2,981	$2,218	$8,834	$6,355

Total non-cash stock compensation expense not yet recognized at September 30, 2012 amounted to $21.2 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.9 million for the nine months ended September 30, 2012 (September 30, 2011: $0.5 million).